Equity (Tables)	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Schedule of Outstanding Share Purchase Warrants and Fair Value	A continuity schedule of outstanding share purchase warrants and fair value charged to profit or loss are as follows:
	Number of warrants outstanding	Weighted average exercise price	Fair value charged to profit or loss/ year end amount
		US$	US$
Balance – April 1, 2021	—	—	—
Issued for the year	17,800,000	1.79	6,063,086
Balance – March 31, 2022	17,800,000	1.79	6,063,086
Addition for the year	14,800,000	1.05	10,176,995
Balance – March 31, 2023	32,600,000	1.58	16,240,081

Schedule of Assumptions in Calculating the Fair Value of the Warrants	The Company used the following assumptions in calculating the fair value of the warrants for the year ended:
	As of March 31, 2023	As of March 31, 2022
Risk-free interest rate	2.66% - 3.80%	1.14% - 1.15%
Expected life of warrants	4 - 9 years	5 - 10 years
Volatility	101.58% - 121.32%	80.59% - 82.59%
Weighted average fair value per warrant (US$)	0.12 - 0.48	0.71 - 1.29

Schedule of the Company Share Purchase Warrants Outstanding	As of March 31, 2023, the Company had share purchase warrants outstanding as follows:
	Warrants outstanding	Fair value at issue date	Fair value charged for current year	Exercise price	Remaining life
Expiry Date		US$	US$	US$	(years)
October 29, 2031	3,500,000	4,515,601	3,142,589	1	8
October 29, 2031	3,500,000	4,229,191	2,023,536	1.5	8
October 29, 2031	7,000,000	7,500,124	2,550,201	2.5	8
October 27, 2026	1,800,000	1,353,304	—	1.5	3
October 29, 2026	2,000,000	1,417,766	—	1.5	3
May 10, 2027	200,000	84,000	63,460	1.5	4
May 26, 2027	500,000	238,000	173,264	1.5	4
July 22, 2027	440,000	163,000	97,431	1	4
July 25, 2027	3,780,000	1,405,000	836,326	1	4
July 26, 2027	400,000	146,000	86,784	1	4
July 27, 2027	1,000,000	379,000	224,964	1	4
July 28, 2027	980,000	376,000	222,870	1	4
November 28, 2027	1,125,000	264,000	180,400	1	4
November 28, 2027	1,125,000	274,000	92,334	1	4
November 28, 2027	1,125,000	289,000	65,224	1	4
November 28, 2027	1,125,000	303,000	51,053	1	4
November 28, 2032	750,000	263,000	179,717	1.5	9
November 28, 2032	250,000	89,000	29,992	1.5	9
November 28, 2032	500,000	165,000	55,603	2.5	9
November 28, 2032	500,000	169,000	38,141	2.5	9
November 28, 2032	250,000	87,000	19,635	6	9
November 28, 2032	750,000	258,000	43,471	6	9
Total	32,600,000	23,967,986	10,176,995

Schedule of 2022 Performance Incentive Plan
	Number of share award grant
	2023	2022
As of April 1	—	—
Issued during the year	3,300,000	—
Exercised during the year	(1,650,000)	—
As of March 31	1,650,000	—

Schedule of Non-Controlling Interests	Under the Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the Plan, subject to adjustments as contemplated by the Plan.
	Taikexi	Shenzhen Guanpeng	Dacheng Liantong	Hangzhou Xuzhihang	Metalpha	Total
	US$	US$	US$	US$	US$	US$
As of April 1, 2020	(505,566)	(31,664)	(10,547)	—	—	(547,777)
Loss for the year	(20,361)	(13,844)	(29,704)	—	—	(63,909)
As of March 31, 2021	(525,927)	(45,508)	(40,251)	—	—	(611,686)
(Loss) profit for the year	(4,837)	(3,547)	—	—	19,990	11,606
Contribution from non-controlling shareholder in a subsidiary	—	—	—	—	1,960,000	1,960,000
Acquisition of a subsidiary	—	—	—	10,459	—	10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary	—	—	40,251	—	—	40,251
As of March 31, 2022	(530,764)	(49,055)	—	10,459	1,979,990	1,410,630
Profit for the year	—	—	—	—	389,318	389,318
Disposal of subsidiaries	530,764	49,055	—	(10,459)	—	569,360
Acquisition of non-controlling interests	—	—	—	—	(2,369,308)	(2,369,308)
As of March 31, 2023	—	—	—	—	—	—